Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2021
8. Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2021 and 2020 were as follows:

	June 30, 2021	June 30, 2020
Beginning of the year	111,714	53,742
Adjustment previous years (IFRS 9 and IAS 28)	-	(2,972)
Increase in equity interest in associates and joint ventures	-	5,020
Capital contributions	42	4,058
Capital reduction	-	(159)
Decrease of interest in associate (iv)	(43,849)	-
Deconsolidation (i)	(48,443)	43,822
Share of profit / (loss)	(3,035)	13,022
Impairment (iii)	(626)	-
Currency translation adjustment	(3,579)	76
Dividends	-	(2,734)
Other comprehensive income	(54)	(1,869)
Reclassification to held-for-sale	-	(3,109)
Others	(12)	(5)
Incorporation by business combination	-	2,822
End of the year (ii)	12,158	111,714

(i)	See Note 4.
(ii)	Includes ARS (7) and ARS (26) reflecting interests in companies with negative equity as of June 30, 2021 and 2020, respectively, which are disclosed in “Provisions” (see Note 19).
(iii)	Corresponds to investment in TGLT S.A.
(iv)	Corresponds to the sale of the remaining equity interest in Shufersal in July 2020.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2021 and 2020, as well as the Group’s share of the comprehensive results of these companies for the years ended on June 30, 2021, 2020 and 2019:

	% ownership interest			Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2019
Associates
New Lipstick	49.96%	49.96%	49.96%	218	701	(480)	11,465	(4,805)
BHSA (1)	29.91%	29.91%	29.91%	5,361	6,118	(756)	(571)	(3,621)
Condor (2)	18.89%	18.89%	18.89%	1,620	2,224	(414)	180	59
PBEL	N/A	45.00%	45.40%	-	-	-	-	(176)
Shufersal (4)	N/A	26.02%	26.02%	-	42,223	24	7,834	446
Mehadrin	N/A	N/A	45.41%	-	-	-	-	(167)
Gav-Yam	N/A	34.90%	N/A	-	40,970	39	(1,181)	-
Quality (3)	50.00%	50.00%	50.00%	2,927	3,156	(259)	278	(876)
La Rural SA	50.00%	50.00%	50.00%	169	305	(135)	153	216
TGLT (5)	27.82%	30.20%	N/A	937	3,093	(2,157)	(174)	-
Other joint ventures	N/A	N/A	N/A	926	12,924	(2,476)	(4,886)	(2,062)
Total associates and joint ventures				12,158	111,714	(6,614)	13,098	(10,986)

Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Latest financial statements issued
				Share capital (nominal value)	Loss for the year	Shareholders’ equity
Associates
New Lipstick	U.S.	Real estate	N/A	-	(*) (10)	(*) (41)
BHSA	Argentina	Financial	448,689,072	(***) 1,500	(***) (2,528)	(***) 17,276
Condor	EE.UU.	Hotel	2,245,100	(*) 232	(*) (178)	(*) 54
Quality	Argentina	Real estate	225,146,012	450	(518)	5,760
La Rural SA	Argentina	Organization of events	714,498	1	(64)	378
TGLT (5)	Argentina	Real estate	257,320,997	925	(4,625)	4,311

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 9.47 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2021 is US$ 6.07 per share.
(3)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(4)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.
(5)

On March 31, 2021 IRSA CP transferred to PointArgentum MasterFund LP, 1,478,788 ADS from TGLT S.A. (equivalent to 22,181,818 ordinary shares) in accordance with the provisions of the share subscription carried out in August 2019. As a consequence of this transaction, IRSA CP’s participation in TGLT S.A. it went from 30.20% to 27.82%

(*)	Amounts in millions of US Dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	The balances as of June 30, 2021 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards.

New Lipstick:

On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognised the liability associated to the Ground Lease, as well as all assets and liabilities associated to the building and the administration as of June 30, 2020. Pursuant to such agreement, Metropolitan was fully released from liability except for (i) claims for liabilities prior to June 1, 2020, from those persons who performed works or rendered services in the Building or for Metropolitan and (ii) claims from persons who had an accident in the property after August 7, 2020.

TGLT S.A.:

During the previous fiscal year, TGLT S.A. and the Company entered into a recapitalization agreement, based on which IRSA CP increased its holding in TGLT S.A. reason why it began to be considered an associate company.

During the current fiscal year, TGLT S.A. has yielded significant losses and its business is being affected by different factors related to the context in which it finds itself. Therefore, the Company decided to re-evaluate the recoverability of this asset.

For this reason and considering that the events are public and have been openly disclosed to the market, it is considered that the market value of the shares is more suitable indicator to determine the value of this holding. This determination implied that an impairment was recognized in the net investment in TGLT S.A. of $ 626 million in addition to the result from proportional valuation.

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.21
Associates
BHSA	114,759	71,092	156,405	11,661	17,785	29.91%	5,319	42	5,361
Joint ventures
Quality Invest (ii)	5	8,842	100	2,987	5,760	50.00%	2,880	47	2,927

As of 06.30.20
Associates
BHSA	115,457	65,503	153,639	6,954	20,367	29.91%	6,092	26	6,118
Gav-Yam	63,028	249,149	29,726	176,864	105,587	34.90%	36,850	4,120	40,970
Shufersal	110,169	280,922	138,032	194,095	58,964	26.02%	15,342	26,881	42,223
Joint ventures
Quality Invest (ii)	6	8,299	131	1,956	6,218	50.00%	3,109	47	3,156
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.21 (i)
Associates
BHSA	29,257	(2,528)	(2,528)	-	4,318	(129)	(28,139)	(23,950)
Joint ventures
Quality Invest (ii)	45	(518)	(518)	-	(59)	(4)	63	-
As of 06.30.20 (i)
Associates
BHSA	19,576	(1,911)	(1,911)	-	6,993	56	(5,204)	1,845
Gav-Yam	17,350	10,161	8,195	5,388	7,639	(8,596)	23,835	22,878
Shufersal	327,436	7,579	6,759	2,155	32,855	(4,069)	(20,717)	8,069
Joint ventures
Quality Invest (ii)	27	556	556	-	(134)	-	134	-

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)

In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 18,926,541. and the execution of the works are described, detailed and carried out. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

As of June 30, 2021, BHSA has a remnant of 35.2 million Class C treasury shares of a par value of ARS 1 received in 2009 as a result of certain financial transactions. The Annual Shareholders’ Meeting decided to allocate 35.1 million of such shares to an employee compensation plan pursuant to Section 67 of Law 26,831. The remaining shares belong to third party holders of Stock Appreciation Rights, who have failed to produce the documentation required for redemption purposes. As of June 30, 2021, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2021 and 2020 amounted to ARS 6,734, ARS 8,911, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 7 years as the horizon for the projection of BHSA cash flows.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 14.02% in 2021 and 13.82% in 2020.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 625 for 2021 and of ARS 805 for 2020.

The estimated value in use overcomes the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

Puerto Retiro (joint venture):

At present, this 8.3-hectare plot of land, is affected by a zoning regulation defined as U.P. which prevents the property from being used for any purposes other than strictly port activities.

Puerto Retiro was involved in a judicial bankruptcy action brought by the National Government. The current Board of Directors would not be held personally liable with regard to this action. Management and legal counsel of the Company believe that there are sufficient legal and technical arguments to consider that the petition for extension of the bankruptcy case will be dismissed by the court. However, in view of the current status of the action, its result cannot be predicted.

Moreover, Tandanor filed a civil action against Puerto Retiro S.A. and the other defendants in the criminal case for violation of Section 174 (5) based on Section 173 (7) of the Criminal Code of Argentina. Such action seeks -on the basis of the nullity of the decree that approved the bidding process involving the Dársena Norte property- the restitution of the property and a reimbursement in favor of Tandanor for all such amounts it has allegedly lost as a result of a suspected fraudulent transaction involving the sale of the property. Puerto Retiro has presented the allegation on the merit of the evidence, highlighting that the current shareholders of Puerto Retiro did not participate in any of the suspected acts in the criminal case since they acquired the shares for consideration and in good faith several years after the facts told in the process. Likewise, it was emphasized that the company Puerto Retiro is foreign to the bidding / privatization carried out for the sale of Tandanor shares. On September 7, 2018, the Oral Federal Criminal Court No. 5 rendered a decision. According to the sentence read by the president of the Court, Puerto Retiro won the preliminary objection of limitation filed in the civil action. However, in the criminal case, where Puerto Retiro is not a party, it was ordered, among other issues, the confiscation (“decomiso”) of the property owned by Puerto Retiro known as Planta I. The grounds of the Court's judgment were read on November 11, 2018. From that moment, all the parties were able to present the appeals. Given this fact, an extraordinary appeal was filed, which was rejected, and as a result, a complaint was filed for a rejected appeal, which was granted. Consequently, the appeal is under study in the Argentine Supreme Court of Justice.

In the criminal action, the claimant reported the violation by Puerto Retiro of the injunction ordered by the criminal court consisting in an order to stay (“prohibición de innovar”) and not to contract with respect to the property disputed in the civil action. As a result of this complaint, the Federal Oral Court No. 5 formed an incident and ordered and executed the closure of the property where the lease agreements were being executed (a heliport and a mooring), in order to enforce compliance with the measure before mentioned. As a result of this circumstance, it was learned that the proceedings were turned over to the Criminal Chamber for the allocation of the court to investigate the possible commission of a crime of disobedience. As of the date of issuance of these financial statements there has been no news about the progress of this cause.

Faced with the evolution of the legal cases that affect it and based on the reports of its legal advisors, Puerto Retiro Management has decided to register in fiscal year 2019 an allowance equivalent to 100% of the book value of its investment property, without prejudice to reverse it when a favorable ruling is obtained in the interposed actions.